Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
C000233740
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SEI Enhanced U.S. Large Cap Quality Factor ETF
C000233739
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SEI Enhanced U.S. Large Cap Momentum Factor ETF
C000233741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SEI Enhanced U.S. Large Cap Value Factor ETF
C000233738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SEI Enhanced Low Volatility U.S. Large Cap ETF
Without Sales Load [Member] | C000233740
Average Annual Return [Line Items]
Average Annual Return, Percent	9.65%	13.64%
Without Sales Load [Member] | C000233739
Average Annual Return [Line Items]
Average Annual Return, Percent	12.97%	14.49%
Without Sales Load [Member] | C000233741
Average Annual Return [Line Items]
Average Annual Return, Percent	6.65%	11.79%
Without Sales Load [Member] | C000233738
Average Annual Return [Line Items]
Average Annual Return, Percent	12.53%	9.68%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	15.03%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	15.03%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	15.03%
S&P 500 Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Average Annual Return, Percent	8.25%	15.03%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	7.82%	14.81%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	7.82%	14.81%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	7.82%	14.81%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent	7.82%	14.81%